Amounts Recognized as Expenses in Respect of Operating Leases (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Lease And Sublease Payments Recognised As Expense [Abstract]
Operating leases	$ 16,311	$ 18,084
Sub-lease recoveries	(441)	(587)
Operating leases and sublease recoveries recognised as expense	$ 15,870	$ 17,497